Note 12 - Quarterly Financial Data (unaudited) (Tables)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]
	Quarters Ended
	March 2014	June 2014	September 2014	December 2014
Revenue	$316,537	$367,921	$439,978	$483,508
Operating income	20,908	20,060	42,011	40,765
Income before income taxes	19,325	18,077	39,439	37,661
Net income	11,588	11,108	23,816	22,311
Net income per common share:
Basic	$0.22	$0.21	$0.44	$0.41
Diluted	$0.21	$0.20	$0.42	$0.40
	Quarters Ended
	March 2013	June 2013	September 2013	December 2013
Revenue	$276,051	$266,956	$261,931	$265,384
Operating income	40,418	34,855	23,459	15,483
Income before income taxes	38,824	33,236	21,921	13,737
Net income	25,143	20,847	13,125	7,290
Net income per common share:
Basic	$0.48	$0.39	$0.25	$0.14
Diluted	$0.46	$0.38	$0.24	$0.13